Cash and cash equivalents and Restricted cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash on hand	$ 46	$ 0
Cash at banks	0	2,756
Total	$ 46	$ 2,756	$ 163	$ 2,005